Consolidated Statement of Operations (Parentheticals) (Predecessor, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 18, 2009
Predecessor
Contractual interest expense for the Predecessor period from January 1, 2009 to December 19, 2009 (See Note 3)	$ 145.9